SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared by applying the criteria for the restatement of financial statements set forth in IAS 29. For more information, see Note 1.e).

a)   Going Concern

The consolidated financial statements as of December 31, 2021, 2020 and 2019 have been prepared on a going concern basis as there is a reasonable expectation that Telecom Argentina and its subsidiaries will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months).

b)   Foreign Currency Translation

Items included in the financial statements of each of Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Argentine pesos, which is the functional currency of all Company’s subsidiaries located in Argentina. The functional currency for the Company’s foreign subsidiaries is the respective legal currency of each country.

The assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the reporting date, while income and expenses are translated at the average exchange rates for the year. Translation differences resulting from the application of this method are recognized under Other Comprehensive Income. The cash flows of foreign consolidated subsidiaries expressed in foreign currencies included in the consolidated financial statements are translated at the average exchange rates for each year.

c)   Foreign Currency Transactions

Transactions in foreign currencies are translated into the functional currency using the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate prevailing at the reporting date. Exchange differences are recognized in the consolidated income statement and are included in the items related to Financial results, net.

d)   Consolidation

These consolidated financial statements include the consolidation of the assets, liabilities, results and cash flows of Telecom Argentina and its subsidiaries (controlled companies, please see item d.1), as well as the consolidation in its financial statements of the assets, liabilities and results under joint control, according to the percentage of its interest in the agreements and joint ventures (please see item d.2)) jointly controlled by it; and, the interest owned by the Company in associates is recognized in one item (companies in which it exercises significant influence, please see item d.3)). These consolidated financial statements include the consolidation of Telecom and its subsidiaries on a line-by-line basis and the structured entities with the specifications mentioned in item d.4).

d.1) Control

Control exists when the investor has substantive power over the investee; has exposure or rights to variable returns from its involvement with the investee and has the ability to use its power to affect the amount of the returns. Subsidiaries are fully consolidated as from the date on which control is transferred to the controlling company and shall be deconsolidated from the date that control ceases.

In the preparation of these consolidated financial statements, assets, liabilities, revenues and expenses of the subsidiaries are consolidated on a line-by-line basis. Non-controlling interests in the equity and in the profit (loss) for the year are disclosed separately under appropriate captions, respectively, in the consolidated statement of financial position, in the consolidated income statement and in the consolidated statement of comprehensive income.

All accounts and transactions between Telecom and its subsidiaries have been eliminated in the preparation of these consolidated financial statements.

The subsidiaries’ financial statements cover the same periods and are prepared as of the same closing date and in accordance with the same accounting policies as those of the Parent.

Note 1.a) details the consolidated subsidiaries, together with the interest percentages held directly or indirectly in each subsidiary’s capital stock and votes, main activity and country of origin as of December 31, 2021.

The Company considers any transactions executed with non-controlling shareholders that do not result in a loss of control, as transactions among shareholders. A change in the equity interests held by the Company is considered as an adjustment in the book value of controlling interests and non-controlling interests to reflect the changes in its relative interests. The differences between the amount for which non-controlling interests are adjusted and the fair value of the consideration paid or received and attributed to the shareholders of the controlling company will be directly recognized in “Other comprehensive income” in the equity attributed to the parent company.

d.1.a) Accounting treatment of the acquisition of the remaining equity interest (30%) in the controlled company Tuves

On September 4, 2019, Núcleo acquired the 30% remaining equity interest in Tuves Paraguay, which previously belonged to TU VES Chile.

This operation represents a transaction between controlling and non-controlling shareholders in the consolidated financial statements. Therefore, the Company recorded a $193 adjustment to the non-controlling interest balance as of December 31, 2019 and the difference arising from the purchase price, which amounted to $71, was recorded in “Other comprehensive income” under Equity attributable to controlling shareholders as of that date, as provided under IFRS 10.

d.1.b) Offer for Irrevocable Call and Put Option on the Shares of AVC Continente Audiovisual

On September 25, 2019, Telecom Argentina and the non-controlling shareholders of AVC Continente Audiovisual (the “Assignors”) executed an Offer for an Irrevocable Call and Put Option on all the shares of AVC Continente Audiovisual held by the Assignors (497,479 common shares, representing 40% of the capital stock). The call option could be exercised by Telecom Argentina or the Assignors, since October 1, 2019 until September 30, 2024. The call and put options include, together with the shares, the assignment and transfer of all the equity and political rights inherent to them.

On October 27, 2021, Telecom Argentina exercised the call option on 497,479 common shares of $1 nominal value each and entitled to one (1) vote per share representing 40% of total ACV Continente Audiovisual capital stock and votes, as the Assignors exercised the put option on such shares, cancelling the remaining balance.

This operation represents a transaction between controlling and non-controlling shareholders in the consolidated financial statements. Therefore, the Company recorded a $24 adjustment to the non-controlling interest balance as of December 31, 2021 and the difference arising from the total purchase price of $164 was recorded in “Other comprehensive income” under Equity attributable to controlling shareholders as of that date, as provided under IFRS 10.

Additionally, for the acquisition of the additional 40% interest, the Company has recognized goodwill for a total of $122.

d.1.c) Purchase of a share of PEM. Merger between Telecom, Última Milla, CV Berazategui and the split away assets of PEM

On June 27, 2019, the Company acquired a registered non-endorsable common share, with nominal value of $1 and entitled to one vote per share, representing 0.00000738% of the capital stock and votes of PEM for a total amount of $10,000 (ten thousand Argentine pesos). Upon this acquisition, Telecom became the direct holder of 100% of the capital stock of PEM.

On October 1, 2019, the Company merged between Última Milla and CV Berazategui (the “Absorbed Companies”) and the split away assets of PEM (the “Corporate Reorganization”), thus generating the corresponding operating, accounting and tax effects, unifying the operations of the mentioned companies and Telecom Argentina, enhancing efficiency, synergy and streamlining costs and optimizing the use of the companies’ technical, administrative and financial structures.

The Absorbed Companies were dissolved without liquidation and PEM split away a portion of its assets and its capital stock was reduced pro rata as of October 1, 2019.

Such Corporate Reorganization was carried out in accordance with the provisions of Sections 82 and 83 of the General Associations Law, with the provisions of Section 77 and related Sections of Income Tax Law No. 20,628, as amended and supplemented, with CNV Rules, with the Listing Rules and other provisions issued by the BYMA, with IGJ Rules and with other applicable laws and regulations. The Corporate Reorganization was approved by the shareholders at the General Extraordinary Shareholders’ Meeting and the Special Shareholders’ Meetings of Class “A” and Class “D” shares of Telecom Argentina held on October 24, 2019 and the respective Shareholders’ Meetings of Última Milla, CV Berazategui and PEM held on the same date.

As a result of the Corporate Reorganization, as of October 1, 2019, Telecom Argentina assumed all the existing activities, receivables, property and all the rights and obligations of Última Milla, CV Berazategui and the split away assets of PEM, as well as any that may come into existence or arise due to prior or subsequent acts or activities. On November 25, 2019, the Final Merger Agreement was subscribed and on November 29, 2019, the CNV was requested for administrative authorization, which was provided by resolution issued on February 19, 2020.

d.1.d) Irrevocable contribution in cash to Micro Sistemas

On November 10, 2020, Telecom made an irrevocable contribution in cash for the future subscription of shares of Micro Sistemas, for a total amount of $60 ($94 in current currency as of December 31, 2021). The General Extraordinary Shareholders’ Meeting of Micro Sistemas held on December 21, 2020 decided to increase the capital stock by $60 through the capitalization of such irrevocable contributions paid in cash by Telecom and issue, representing such increase, a total of 60,000,000 non-endorsable, registered common shares, with nominal value of $1 Argentine peso each and entitled to one vote per share, to be delivered to Telecom.

On January 11, 2021, Telecom Argentina made an irrevocable contribution in cash for the future subscription of shares of Micro Sistemas, for a total amount of $62 ($90 in current currency as of December 31, 2021), which were capitalized by Micro Sistemas by resolution of the General Extraordinary Shareholders’ Meeting held on January 19, 2021.

On September 22, 2021, Telecom Argentina made a new irrevocable contribution in cash for the future subscription of shares of Micro Sistemas, for a total amount of $260 ($287 in current currency as of December 31, 2021), which were capitalized by Micro Sistemas by resolution of the General Extraordinary Shareholders’ Meeting held on November 16, 2021.

d.1.e) Incorporation of Personal Smarthome S.A.

On December 30, 2020, Telecom and PEM incorporated a new company, Personal Smarthome S.A, holding a 90% and 10% interest in its capital stock, respectively. Telecom and PEM subscribed 90,000 and 10,000 registered common shares with nominal value of $1 Argentine each and entitled to five (5) votes per share. Finally, on that date, the shareholders paid in cash 25% of their respective subscriptions.

Personal Smarthome S.A. provides services, solutions and/or goods that allow and/or contribute to automation, monitoring, security, digital interconnection and home automation (IoT) for the integration of technology in the design of homes, buildings, cities and/or public or private entities.

As of the date of these consolidated financial statements, Smarthome S.A. is a dormant entity.

d.1.f) Acquisition of Opalker S.A.

On July 27, 2021, Telecom Argentina acquired all the shares representing the total subscribed capital stock of the Uruguayan company Opalker S.A.. The intention of Telecom Argentina is to commercialize cybersecurity products and services and/or related services through this company.

As of the date of these consolidated financial statements, Opalker S.A. is a dormant entity.

d.2) Interests in Joint Operations

A joint operation is a contractual arrangement whereby two or more companies undertake an economic activity that is subject to joint control, i.e., when the financial strategy and the operating decisions related to the company’s activities require the unanimous consent of the parties sharing control.

In the cases of joint business arrangements executed through Uniones Transitorias de Empresas ("UTE"), considered joint operations under IFRS 11, the Company recognizes in its financial statements on a line-by-line basis the assets, liabilities and net income subject to joint control in proportion to its share in such arrangements.

Telecom holds a 50% share in the UTE Ertach – Telecom Argentina, which is engaged in the provision of data transmission services and the order channels required to integrate the public administration agencies of the Province of Buenos Aires and the municipal agencies in a single provincial data communication network.

The UTE had an agreement in effect with the Ministry of the Cabinet Chief of the Province of Buenos Aires, which was approved pursuant to Decree No. 2017-166-E-GDEBA-GPBA, which was in the “termination of services phase”, situation that involved the continuity of the UTE’s operations until the Government of the Province of Buenos Aires provides for a new service supplier.

Given the technical impossibility for a new supplier to provide the service immediately and being the UTE the only one capable of providing it under current conditions, the Ministry of the Cabinet Chief of the Province of Buenos Aires, through Resolution No. 3,046/2021, approved the direct engagement of the UTE for continuing to provide services for a twelve months’ period from July 29, 2021 - date of approval of the corresponding administrative act - renewables for another twelve months if requested by the mentioned Ministry.

d.3) Investments in Associates

An associate is an entity over which the Company has significant influence, without exercising control, generally accompanied by equity holdings of between 20% and 50% of voting rights.

The associates’ assets and liabilities and net income are disclosed in the consolidated financial statements using the equity method. Under the equity method, the investment in an associate is to be initially recorded at cost and the book value will be increased or decreased to recognize the investor’s share in the statement of income for the year or in other comprehensive income obtained by the associate, after the acquisition date. The distribution of dividends received from the associate will also reduce the book value of the investment.

The Company's investment in associates includes the goodwill identified at the time of the acquisition, net of any impairment losses. For more information on impairment of fixed assets, see item l) to this Note.

Unrealized gains or losses on transactions between the Company (and its subsidiaries) and associates are eliminated considering the Company’s interest in the associates.

The associates’ financial statements cover the same periods and are prepared as of the same closing date as those of the Company’s. Adjustments were made, where necessary, to the associates’ financial statements so that their accounting policies are in line with those used by the Company.

d.4) Consolidation of structured entities

The Company, through one of its subsidiaries located in Uruguay, has executed certain agreements with other companies for the purpose of rendering on behalf of and by order of such companies’ certain installation services, collections, administration of subscribers, marketing and technical assistance, financial and general business advising, with respect to cable television services in Uruguay. In accordance with IFRS 10 “Consolidated Financial Statements”, these consolidated financial statements include the assets, liabilities and results of these companies. Since the Company does not hold an equity interest in these companies, the offsetting entry of the net effect of the consolidation of the assets, liabilities and results of these companies is disclosed under the line items “Equity attributable to non-controlling interests” and “Net Income attributable to non-controlling interests”.

d.5) Business Combinations

The Company applies the acquisition method of accounting for business combinations. The consideration for each acquisition is measured at fair value of the assets given (acquisition cost).

The identifiable assets and the liabilities assumed of the acquired company that meet the conditions for recognition under IFRS 3 are recognized at fair value at the acquisition date, except for certain particular cases provided by such standard.

Any excess between: a) the sum of the consideration transferred, plus non-controlling interests (valued at fair value or at their proportional participation on identifiable net assets), plus acquisition‑date fair value of the acquirer’s previously held equity interest in the acquire (if any) and b) the net of the acquisition‑date amounts of the identifiable assets acquired and the liabilities assumed determined on the acquisition date, is recognized as goodwill. Otherwise, the gain is immediately recognized in the income statement.

Acquisition direct cost are recognized in the Income Statements when they are incurred.

e)   Revenues

Revenues are recognized (net of discounts and returns) to the extent the sales agreement has commercial substance, provided it is considered probable that economic benefits will flow to the Company and their amount can be measured reliably.

The Company discloses its revenues into two large groups: services and equipment (which mainly includes handsets sales). Revenues from sales of services are recognized at the time services are rendered to the customers. Revenues from sales of equipment are recognized at the point in time when the control is transferred and the performance obligation is performed.

Revenues from transactions that include more than one item have been recognized separately to the extent they have commercial substance on their own. In those cases, in which payment is deferred in time, such as construction contracts, the effect of the time value of money must be accounted for. Non-refundable up-front connection fees (one-time revenues), generated at the beginning of the relationship with the customers, are deferred and charged to income over the term of the contract or, in the case of indefinite period contracts, over the average period of the customer relationship.

Monthly fees paid in advance are disclosed net of trade receivables until the service is rendered.

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method). Such method provides an accurate representation of the transfer of goods in construction contracts because revenues are recognized based on the progress of the construction. When the outcome of a construction contract can be estimated reliably, the revenues and costs associated with the construction contract are recognized as revenues and expenses respectively by reference to the stage of completion of the contract activity at the end of the reporting period. When it is probable that total contract costs will exceed total contract revenues, the expected losses are immediately recognized as expenses.

In relation to revenues from construction contracts, as of December 31, 2021, the Company recognized revenues from construction contracts in the amount of $687.

The main performance obligations of Telecom and its subsidiaries are:

-	Mobile Services

Telecom provides mobile services in Argentina and Paraguay. Service revenues mainly consist of monthly basic fees, revenues on prepaid calling cards, airtime usage charges, roaming and interconnection charges, VAS charges, and other services.

-	Internet Services

Internet service revenues mainly consist of fixed monthly fees received from residential and corporate customers for data transmission (including private networks, dedicated lines, broadcasting signal transport and videoconferencing services) and Internet connectivity services (mainly high-speed subscriptions - broadband-).

-	Cable Television Services

The cable television services provided by Telecom comprise the operation of television networks installed in different locations of Argentina and Uruguay. In addition, Tuves holds a license for the provision of DATDH services in Paraguay. Cable television services mainly consist of monthly fees and certain variable consumption fees related to on demand services.

-	Fixed Telephony and Data Services

Mainly consist of voice services monthly fees, measured service and monthly fees for additional services (among them, call waiting, itemized billing and voicemail), interconnection services, capacity leases and data services, among others.

-	Other Services Revenues

Other services revenues include mainly, revenues from billing remuneration and claim’s management retribution, administrative revenues, revenues from financial services and revenues from the sale of advertising space.

f)   Financial Instruments

At initial recognition, the group measures financial assets and liabilities at its fair value plus or less, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to its acquisition or issuance.

f.1) Financial Assets

In accordance with IFRS 9, financial assets, after their initial recognition, are measured at amortized cost (initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount), fair value through other comprehensive income or fair value through profit or loss (fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, in the principal or most advantageous market), on the basis of:

(a) the Company’s business model for managing the financial assets; and

(b) the contractual cash flow characteristics of the financial asset.

Financial assets include:

Cash and Cash Equivalents

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months.

Cash and cash equivalents are recorded according to their nature, at fair value or amortized cost (for example, short-term investments at amortized cost, investments in mutual funds at fair value with an impact on Other Financial Results, net).

Trade and Other Receivables

Trade and other receivables classified as either current or non-current assets, except for guarantee of financial operations are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less allowances for doubtful accounts.

Sometimes, mobile telephony customer pays for the handset the price net of the discount. Such discount is allocated between handset sale revenues and service revenues, generating, initially, the recognition of a contractual asset. Contractual assets, either current or non-current, are initially recognized at fair value and subsequently measured at amortized cost, less allowances for bad debts, if any.

Guarantee of financial operations are recognized at fair value with impact on Other Financial Results.

Investments

Governments bonds include the Bonds issued by National, Provincial and Municipal Governments. Depending on the business model adopted by Management, Securities and Bonds may be valued at amortized cost or at fair value and its results are recognized under Other financial results, net.

Investments in mutual funds are carried at fair value. Results are included in Other financial results, net.

The share in the trust “2003 Telecommunications Fund” was recognized at fair value.

Other investments are valued at their amortized cost.

Impairment of Financial Assets

At the time of initial recognition of financial assets (and at each closing), the Company estimates the expected losses, with an early recognition of a provision, pursuant to IFRS 9.

Regarding trade receivables, and using the simplified approach provided by such standard, the Company measures the allowance for doubtful accounts for an amount equal to the lifetime expected credit losses.

The expected losses to be recognized are calculated based on a percentage of un-collectability per maturity ranges of each financial asset. For such purposes, the Company analyzes the performance of the financial assets grouped by type of market. Such historical percentage must contemplate the future collectability expectations regarding those financial assets and, therefore, those estimated changes in performance.

Derecognition of Financial Assets

The Company derecognizes a financial asset when the contractual rights to the cash flows of such assets expire or when it transfers the financial asset and, therefore, all the risks and benefits inherent to the ownership of the financial asset are transferred to another entity.

f.2) Financial Liabilities

Financial liabilities comprise trade payables (excluding Derivatives, if applicable), financial debts, dividends payable and certain liabilities included in Other Liabilities.

Financial liabilities are initially recognized at fair value and subsequently measured, generally, at amortized cost.

In case of loan renegotiations, in which the exchange between an existing borrower and lender of debt instruments were under substantially different terms or in cases of a substantial modification of the conditions of an existing financial liability, considering both quantitative and qualitative factors, we have to recognize a cancellation of the original liability and recognition of the new liability. Otherwise, the original liability does not have to be repaid, but was considered refinanced, modifying its valuation in relation to the new terms and conditions.

It should be noted that the funds to be paid to clients that are disclosed within "Accounts payable" correspond to the amounts owed to users held by the subsidiary Micro Sistemas based on what is described in Note 2 f). Funds, net of any amounts owed to the subsidiary by the user, are held in the user's checking account until the user requests withdrawal.

Derecognition of Financial Liabilities

The Company derecognize a financial liability (or part of it) when it has been extinguished, i.e., when the obligation specified in the corresponding agreement is discharged, repaid or expires.

f.3) Derivatives

Derivatives are used by Telecom and its subsidiaries to manage their exposure to exchange rate and interest rate risks and to diversify the parameters of debt so that costs and volatility can be reduced to pre-established operational limits.

All derivative financial instruments are measured at fair value in accordance with IFRS 9. Derivative financial instruments qualify for hedge accounting if and only if all of the following conditions are met:

a)  The hedging relation consists only of hedging instruments and eligible hedged items;

b)  The hedging relation and the risk management strategy and purpose are formally designated and documented since its inception; and

c)  The hedge is expected to fulfill the efficacy requirements described under Note 22.c – Hedge Accounting.

When a derivative financial instrument is designated as a cash flow hedge, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other Comprehensive Income. The cumulative gain or loss is removed from OCI and recognized in the consolidated income statement at the same time as the hedged transaction affects the consolidated income statement. The gain or loss associated with the ineffective portion of a hedge is immediately recognized in the consolidated income statement. If the hedged transaction is no longer probable, the cumulative gains or losses included in OCI are immediately recognized in the consolidated income statement.

If the hedged item is a prospective transaction that results in the recognition of a non-financial asset or liability or a firm commitment, the cumulative gain or loss that was initially recognized in OCI is reclassified to the carrying amount of such asset or liability.

If hedge accounting is not appropriate, gains or losses arising from the fair value measurement of derivative financial instruments are immediately recognized in the consolidated income statement.

For additional information about derivatives instruments, see Note 22 to these consolidated financial statements.

f.4) Receivables and payables valued at amortized cost

Receivables and payables valued at amortized cost are initially recorded at their fair value, which is generally determined by using a discounted cash flow valuation method. The fair value under this method is estimated as the present value of all future cash flows discounted using an estimated discount rate, especially for long term receivables and payables. The discount rates of receivables denominated in Guaraníes were of 8.22% and 12.4% for the years 2021 and 2020, respectively.

Measurement of the fair value of certain financial instruments: If there is a quoted market price available for an instrument in an active market, the fair value is calculated based on that price.

If there is not a quoted market price available for a financial instrument, its fair value is estimated based on the price established in recent transactions involving the same or similar instruments and, if not, based on valuation techniques regularly used in financial markets. The Company uses its judgment to select a variety of methods and makes assumptions based on market conditions at closing. For more information on the determination of those values, see Note 22 to these consolidated financial statements.

g)   Inventories

Inventories are measured at the lower of the restated for inflation cost and net realizable value. The cost is determined under the weighted average price method. The net realizable value represents the estimated selling price in the ordinary course of business less the applicable variable sale costs. In addition, the Company estimates and records allowances for obsolete and slow-moving inventories.

The value of inventories does not exceed its recoverable value at the end of the year.

h)   PP&E

PP&E is measured at acquisition or construction cost , plus every cost directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by Management, all restated for inflation less accumulated depreciation and impairment losses, if any. Subsequent expenditures are capitalized only when they represent an improvement, it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.

The other subsequent expenditures are recognized as expenses for the period in which they were incurred. When PP&E comprises major components having different useful lives, these components are accounted for as separate items if they are significant.

Depreciation of PP&E owned is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets. The ranges of the estimated useful lives of the main classes of PP&E are the following:

Estimated Useful Life (in years)
Real Estate	5 - 50
Fixed Network and Transportation	4 - 20
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	2 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

The depreciation rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously taking into account, among others, technological obsolescence, maintenance and condition of the assets and different intended use from previous estimates. The effect of such changes is recognized prospectively in the income statement in the corresponding period.

i)   Intangible Assets

Intangible assets are recognized if and only if the asset is separately identifiable, it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity; and the cost of the asset can be measured reliably.

Intangible assets are valued at their restated for inflation cost, less accumulated amortization (in the case of intangible assets with a finite useful life) and impairment losses, if any.

Intangible assets comprise the following:

- Incremental Costs from the Acquisition of Contracts

Certain direct incremental costs incurred for the acquisition of new subscribers are capitalized as intangible assets to the extent the conditions for the recognition of an intangible asset are met, pursuant to IFRS 15, i.e. provided the Company expects to recover those costs and provided they are costs that the Company would not have incurred if the contract had not been successfully obtained.

Subsequently, such assets will be amortized under the straight-line method over the contractual relationship of the related transferred service. Those costs are amortized over a term of two years.

- 3G/4G licenses

It includes 3G and 4G frequencies awarded by the SC to Personal in November 2014 and June 2015, and the licenses that had been previously awarded to Nextel.

The Company's management has concluded that the licenses have a finite useful life and, therefore, they are amortized under the straight-line method over  180 months.

- PCS and SRCE licenses (Argentina)

The Company’s Management, based on an analysis of the relevant characteristics of these licenses, has considered that the licenses have an indefinite useful life because there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the Company. Therefore, these licenses are subject to a recoverability assessment, at least on an annual basis.

- Núcleo Licenses

The renewals of PCS licenses are amortized under the straight-line method over 60 months.

The 700 MHz- band spectrum licenses are amortized over a term of 10 years.

The Internet and data transmission licenses are amortized over a term of 5 years.

- Customer Portfolio

Customer portfolio comprises mainly contracts with Telecom’s customers that were incorporated as a result of the merger between Telecom and Cablevisión. They are amortized over the estimated term of the relationship with the acquired customers. For fixed-telephony customers such term was estimated at 10 years. For mobile telephony customers in Argentina, it was estimated at 6 years and for mobile telephony customers in Paraguay, it was estimated at 5 years.

- Brands

It includes the brands Telecom and Personal, which were recognized as a result of the merger between Telecom and Cablevisión, which are not amortized because they are considered to have an indefinite useful life. Also, it includes the brand Flow, which is fully amortized.

- Other

“Other" includes exclusivity rights and software rights of use, among others. The average useful life is estimated at 2-28 years.

j)   Rights of use assets and liabilities

IFRS 16 provides that the lessee recognizes a right of use asset and a liability at present value of the unpaid lease installments at such date, with respect to those contracts that meet the definition of leases. Accordingly, the rights of use assets must include in their initial cost payments made for such leases, initial costs and assets retirement obligation costs. According to the standard, a lease is a contract that provides the right to control the use of an identified asset for a specified time period. For a company to have control of use of an identified asset it:

a)	Must have the right to obtain substantially all the economic benefits of the identified assets and
b)	Must have the right to direct the use of the identified asset.

Telecom maintains several contracts that fall under the definition of leases in accordance with IFRS 16, which can be summarized as follows: a) sites leases (for antenna placement); b) real estate leases (for commercial offices and others); c) poles leases (for wiring layout); d) dark fiber rights of use (for data transmission) and e) space leases (for localization of antennas).

The average useful life is estimated at 1-6 years and the depreciation of the right-of-use assets is calculated on a straight-line basis over the lease term of each agreement, except in those cases where the Company will exercise a call option, which will be depreciated according to the useful life of the asset.

k)   Goodwill

Goodwill is recognized when the fair value of the consideration paid and the amount of the non-controlling interest and the fair value of the previous interest, if any, exceed the fair value of the net assets identified in each business combination. Goodwill has indefinite useful life and its recoverable value must be assessed at least once a year.

l)   Impairment of fixed assets

The Company assesses whether there are any indicators of impairment in the value of the assets that are subject to amortization, contemplating both internal and external factors. Internal factors include, among others, obsolescence or physical damage of the asset, and significant changes in the extent to which, or manner in which, an asset is used or expected to be used and internal reports that may indicate that the economic performance of the asset is, or will be, worse than expected. External sources include, among others, the market value of the asset, significant changes in the legal, economic, technological or market environment, increases in market interest rates and the cost of capital used to evaluate investments, and an excess of the carrying amount of the net assets of the Company over market capitalization.

Intangible assets with an indefinite useful life and goodwill are not subject to amortization and are tested for impairment at least annually, at closing date of every year, or more frequently if events or circumstances indicate that they might be impaired.

The carrying value of an asset is considered impaired by the Company when it is higher than its recoverable value, which is the higher of the fair value (less direct selling costs) and its value in use. In this case, a loss shall be immediately recognized in the consolidated statement of income.

To assess impairment losses, the Company groups the assets into cash-generating units, which represent the smallest group of assets that generates independent cash inflows of the cash flows derived from other assets or groups of assets. The Company has defined, according to the characteristics of the services provided and its fixed assets that the Argentinian operations comprise a single cash-generating unit (CGU) and each of the Company’s foreign operations represent a separate CGU. According to this, the net book value of a CGU includes goodwill, intangible assets with an indefinite useful life and assets with a defined useful life (PP&E, intangible assets and rights of use assets).

During 2019, an impairment of spectrum was registered for $4,403, incorporated to the Company as a result of the merger between Telecom Argentina and Cablevisión, and other fixed assets were impaired for $866. During 2020, an impairment for minor assets was registered for $568.

During 2021, Telecom recorded an impairment of the brands Cablevisión and Fibertel for a total amount of $448 as a result of the Company's decision to discontinue the use of those brands, unifying all the customers of those services under the brands Flow and Personal in order to simplify the brand portfolio and to consolidate a new visual identity as an institution itself and of its products and services. In addition, Telecom recorded an impairment of goodwill allocated to one Argentinian subsidiary and one Uruguayan subsidiary for a total amount of $89 and $578, respectively, and other minor assets, net of reversals for $169.

Except for the above mentioned, no other significant impairments have been identified as a result of the evaluation realized.

The possible reversal of PP&E, intangible assets and rights of use assets impairment losses is reviewed for the issuance of all consolidated financial statements. The net effects of the constitution and recovery of the above-mentioned impairments are recorded under “Impairment of fixed assets”, which is described in Note 24 to these consolidated financial statements.

For further information on recoverability of goodwill analysis, see item v.1) - "Recoverability of Goodwill" to this Note.

m)   Other Liabilities

Pension Benefits

Pension benefits shown under Other liabilities represent accrued benefits under collective bargaining agreements for employees who retire upon reaching normal retirement age, or earlier due to disability in Telecom Argentina. Benefits consist of the payment of a single lump sum equal to the salary of one month for each five years of service at the time of retirement due to retirement age or disability. The collective bargaining agreements do not provide for other post-retirement benefits such as life insurance, health care, and other welfare benefits.

The net periodic pension costs are recognized in the income statement, segregating the financial component, as employees render the services necessary to earn pension benefits. However, actuarial gains and losses should be presented in the statements of comprehensive income. Actuarial assumptions and demographic data, as applicable, were used to measure the benefit obligation as required by IAS 19, as amended. The Company does not make plan contributions or maintain separate assets to fund the benefits at retirement.

The actuarial assumptions used are based on market interest rates, experience and the best estimate made by the Company’s Management of the future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. The main assumptions used in determining expense and benefit obligations are the following:

	2021	2020	2019
Discount Rate (1)	6.1% - 11.8%	6.3% - 12.7%	6.4% - 15.0%
Projected increase rate in compensation	23.0% - 51.8%	22.1% - 50.9%	10.0% - 48.3%
1)	Represents real discount rates.

Additional information on pension benefits is provided in Note 18 to these consolidated financial statements.

Deferred revenues on prepaid credit

Revenues from unused traffic and data packs for unexpired prepaid credits are deferred and recognized as revenue when the minutes and the data are used by customers or when such credit expires, whichever happens first.

Deferred revenues on connection fees

Non-refundable up-front connection or installation fees for fixed telephony, data, cable and Internet services are deferred over the term of the contract, or in the case of indefinite period contracts, over the average period of customer relationship.

Deferred Revenues related to Customer Loyalty Programs

The fair value of the rewards regarding the Company’s customer loyalty program is accounted for as deferred revenue and recognized as revenue until the rewards are redeemed or expire, whichever occurs first.

Deferred Revenues on International Capacity Leases

Under certain network capacity purchase agreements, the Company sells excess purchased capacity to other carriers. Revenues are deferred and recognized as services are provided.

Government grants for the acquisition of PP&E

Government grants for the acquisition of PP&E must be recognized on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. In accordance with IAS 20 the government grants related to assets can be presented either as deferred income or as a reduction of the carrying amount of related asset. The Company elected as an accounting policy the first alternative provided by the standard considering that recognition as deferred income adequately reflects the business purpose of the transaction. Therefore, the related assets are recognized at the cost incurred in the construction of the engaged infrastructure and the government grant was accounted for as deferred income in Other liabilities and recognized in profit or loss starting at the time the infrastructure becomes operative and throughout its useful life.

n)   Salaries and Social Security Payables

These include unpaid salaries, vacation and bonuses and their related social security contributions, as well as termination benefits, and are valued at amortized cost.

Termination benefits represent severance indemnities that are payable when employment is terminated in accordance with labor regulations and current practices, or whenever an employee accepts voluntary redundancy in exchange for these benefits. In the case of severance compensations resulting from agreements with employees leaving the Company upon acceptance of voluntary redundancy, the compensation is usually comprised of a special cash bonus paid upon signing the severance agreement, and in certain cases may include a deferred compensation, which is payable in monthly installments calculated as a percentage of the prevailing wage at the date of each payment (“prejubilaciones”). The employee’s right to receive the monthly installments mentioned above starts on the date they leave the Company and ends either when they reach the legal mandatory retirement age or upon the decease of the beneficiary, whichever occurs first.

The Company and its subsidiaries do not have stock option plans for their employees.

o)   Taxes Payable

The main taxes that have an impact on net income for the Company are the following:

Income Tax

The Company and its subsidiaries record income taxes in accordance with IAS 12.

Income tax is recognized in the consolidated income statement, except to the extent that they relate to items recognized in Other comprehensive income or in equity, in which case they will also be recognized under such items. The income tax expense for the year comprises current and deferred tax.

In addition, if the income tax payments and withholdings in Argentina exceed the amount payable for the current tax, the excess shall be recognized as a tax credit, only if it is recoverable.

Both for tax law effective in Argentina and in the rest of the countries in which Telecom operates through its subsidiaries, income taxes payables are computed on a separate return basis, i.e., the Company is not allowed to prepare a consolidated income tax return.

Deferred taxes are recognized using the liability method, which provides for the assessment of net deferred tax assets or liabilities based on temporary differences. Temporary differences arise when the tax base of an asset or liability differs from its carrying amount in the statement of financial position and its reversal in the future will have an impact on taxable income. The deferred tax asset / liability is disclosed under a separate item of the consolidated financial statements.

Deferred tax assets relating to unused tax loss carry forwards are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. Tax loss carryforwards may be computed against future taxable income for a maximum of 5 years. Deferred tax assets that may arise from investment in subsidiaries are recognized when it is probable that the temporary differences will be reversed in the foreseeable future and when future taxable income would be enough to apply those temporary differences.

A deferred tax asset shall be subjected to a recoverability test at the end of every reporting period. The company shall reduce the carrying amount of the deferred tax asset if it is probable that future taxable income will not be available before its prescription that allows applying the tax deductions of the deferred tax asset. This reduction could be reversed in future periods, to the extent that the Company recovers the expectation of enough future taxable income to apply these deductions.

Pursuant to Law No. 27,430, as amended by Law No. 27,541, the statutory income tax rate in Argentina for fiscal years 2019 and 2020 was 30%, while for fiscal years beginning since January 1, 2021, the statutory income tax rate would be 25%.

However, on June 16, 2021, Law No. 27,630 was published in the Official Gazette, and replaced the 25% statutory income tax rate by an increasing rate scale related to the taxable income of each taxpayer: (i) 25% for annual taxable income of up to $5 million, (ii) 30% for the exceeding annual taxable income between $5 million and $50 million, and (iii) 35% for annual taxable income exceeding $50 million. The annual taxable income scale will be adjusted annually starting in fiscal year 2022 according to the CPI of October of the prior year to the adjustment, with respect to the same month of the previous year. The Company has recognized the increase in the statutory income tax rate effects in the “Income tax expense” item of the consolidated income statement as of December 31, 2021.

In addition, Law No. 27,430, amended by Law No. 27,541, establishes a withholding tax regime on distributed dividends at a rate of 7% for distributions of profits generated during fiscal years beginning on or after January 1, 2018 up to and including December 31, 2020, and at a rate of 13% for profits generated during fiscal years beginning on or after January 1, 2021. Law No. 27, 630 also amended the last mentioned withholding tax rate, replacing it by 7% for fiscal years beginning on or after January 1, 2021. The new withholding tax regime applies to shareholders who are Argentine resident individuals and to nonresident shareholders.

Cash dividends received from a foreign subsidiary are computed on the statutory income tax rate under the application of the “world rate” principle. However, as per Argentinian Tax Law, income taxes paid abroad may be recognized as tax credits, both the income tax paid abroad by the subsidiary and the withholding tax on cash dividends.

The statutory income tax rate in Uruguay was 25% for all years presented.

The statutory income tax rate in Paraguay was 10% for all years presented. Pursuant to Law No. 125/91, until December 31, 2019, dividends paid were computed with an additional income tax rate of 5%, representing an effective tax rate of 14.5%. Pursuant to the tax reform provided under Law No. 6,380/19 and effective as from January 1, 2020, the additional rate is revoked and an 8% tax rate is established on dividends and earnings when the recipient of the profits is an individual or legal entity resident in Paraguay, and 15% when the beneficiary of these profits is a nonresident. Transitorily, dividends distributed during 2020 were subject to a 5% rate for residents and 10% for non-residents. Telecom Argentina recognized a deferred tax liability arising from the effect of the difference in the income tax rates between Argentina and Paraguay on the accumulated profits because it is probable that these accumulated profits will flow in the form of dividends subject to income tax.

In the United States of America, since January 1, 2018, a new Income Tax Law is applicable, which modifies the federal flat rate to 21%. Likewise, the statutory tax rate for the State of Florida was reduced from 5.5% to 4.458% for fiscal years 2019 to 2021, and for fiscal year 2022, this rate returns to be 5.5%.

Therefore, for fiscal years 2019, 2020 and 2021 the total legal statutory tax rate is 25.458%.

Income Tax Inflation Adjustment

Laws No. 27,430, 27,468 and 27,541 introduced several amendments to the income tax inflation adjustments provided by the Income Tax Law.

According to these provisions, and effective as from fiscal years beginning on or after January 1, 2018, the inflation adjustment procedure set out in Title VI of the income tax law shall be applicable in fiscal years in which the variation of IPC price index, accumulated in the 36 months immediately preceding the end of the relevant fiscal year, is higher than 100%.

In the first, second and third year as from its effectiveness, this procedure was applicable as long as the variation of the IPC, calculated from the beginning to the end of each year, was higher than 55%, 30% and 15%, for the first, second and third year of application, respectively.

According to the above mentioned, the Company applies the income tax inflation adjustment set out in Title VI of the income tax law since fiscal year 2019, as since that year the variation of the IPC required was verified.

Likewise, it was provided that in order to calculate income tax inflation adjustments corresponding to the first and second fiscal year beginning as from January 1, 2019, one-sixth of the income tax inflation adjustment shall be computed in that fiscal year, and the remaining five-sixths shall be computed in equal parts, in the five immediately following fiscal years. The income tax inflation adjustment corresponding to fiscal years beginning on or after January 1, 2021, is fully charged to the fiscal year.

Notwithstanding the aforementioned, it was established, in general, the update of the cost of several assets -in case of disposal- and the update of computable depreciation of fixed assets, to all acquisitions or investments made in fiscal years beginning on January 1, 2018 based on changes in the CPI.

Other National Taxes

Tax on assets

In Argentina, the tax on assets (impuesto a la ganancia mínima presunta), effective until the fiscal year ended December 31, 2018, was supplementary to income tax. The Company assessed this tax at the effective rate of 1% on the taxable assets at year-end. The Company’s tax liability for each year was equal to the higher of the tax on assets assessment or the income tax liability assessed at the legally effective rate on the estimated taxable income for the year. However, if the tax on assets exceeded the income tax liability in any given fiscal year, the excess could be creditable against any excess of income tax liability over the tax on assets in any of the following ten fiscal years.

In 2018, Telecom was subject to the Tax on assets because has recognized accounting profits and tax losses.

The tax on assets balance has been capitalized in the consolidated financial statements since we estimate that the amounts paid for this tax will be recoverable within the statute of limitations, based on the current business plans.

Personal Assets, Shares and Equity Interests

Argentine companies shall remit the taxes applicable to their shareholders who are Argentine individuals and non-resident individuals. Such tax is calculated under the equity method on the shares according to the last financial statements of the Argentine entity prepared in accordance with effective local professional accounting standards and without considering the effect arising from the changes in the purchasing power of the currency.

In accordance with the Law, Argentine companies are entitled to request the refund of such tax paid to their shareholders.

Pursuant to Law No. 27,260, Argentine companies that have properly fulfilled their tax obligations during the two fiscal year periods prior to the 2016 fiscal year and comply with other requirements may qualify for an exemption from the personal assets tax for the 2016, 2017 and 2018 fiscal years. The request for this tax exemption should be filed before March 31, 2017. Telecom Argentina and

Cablevisión have already filed this request related to the payment of personal assets tax as substitute taxpayer. Notwithstanding the above, it cannot be assured that in the future the companies will satisfy such requirements and maintain the referred exemption.

Pursuant to Law No. 27,541, the rate applicable as from fiscal year 2019 for this tax is 0.50%.

Tax on Bank Credits and Debits

Law No. 25,413, as amended, provided for the creation of a tax on deposits to and withdrawals from bank accounts to be levied on: (i) credits and debits in accounts held in financial institutions located in Argentina; (ii) the credits and debits referred to in (i) in which no bank accounts with Argentine financial institutions are used, whatever their denomination, the mechanisms used to carry out such transactions (including cash) and/or legal instrument involved; and (iii) other transactions or transfers and deliveries of funds regardless of the individual or entity that performs them and the mechanism used.

Law No. 27,541 provided that the debits generated by cash withdrawals in any form shall be deemed taxable transactions, except for those made from accounts whose holders are physical or legal persons that qualify as micro and small-sized enterprises and provide evidence thereof under the terms of Article 2 of Law No. 24,467.

Pursuant to Decree No. 380/01 (as amended), the following transactions shall be subject to Law No. 25,413: (i) certain transactions carried out by financial institutions in which open accounts are not used; and (ii) any movement or delivery of funds, even in cash, that any person, including Argentine financial institutions, makes in its own name or on behalf of a third party, whatever the means used for its execution. Resolution No. 2,111/06 (AFIP) provides that “movements or deliveries of funds” are those made through organized payment systems replacing the use of bank accounts.

In addition, pursuant to Decree No. 311/21, with regard to movements of funds in payment accounts, Payment Service Providers or companies engaged in electronic payment services and/or collections by account and order of third parties, as appropriate, will act as collection-at-source and paying agents, and the account holders shall bear the applicable taxes.

On May 7, 2018, Decree No. 409/18 was issued, which provided that, for transactions subject to the general tax rate, up to 33% of the taxes payable arising from both credited and debited amounts and the other taxable events subject to this tax may be creditable against income tax. In the case of transactions subject to a lower rate, only 20% may be creditable against income tax.

Internal Taxes

Pursuant Law No. 27,430 the effective internal tax rate applicable to mobile telephony services is 5.26%.

In addition, pursuant to Decree No. 979/17, as from November 15, 2017, for fiscal year 2018, the effective internal tax rate on the sale of imported mobile phones and other wireless network equipment was reduced from 20.48% to 11.73%. Such rate, pursuant to Law No. 27,430, would decrease gradually until its complete phase out as from January 1, 2024 (for 2019 the rate was 9.89% and for 2020 the rate is 7.53%.) In the case of goods manufactured in the province of Tierra del Fuego, the rate is set at 0% as from November 15, 2017. Notwithstanding the foregoing, the National Budget Law for the year 2021 (Law No. 27,591), effective as from January 1, 2021, revoked the gradual decrease of tax rates established under Law No. 27,430 and the provisions of Decree No. 979/17, and sets up an effective tax rate of 20.48% on the sale of imported mobile phones and other wireless network equipment. In the case of goods manufactured in the province of Tierra del Fuego, the rate was set at 7.009% as from January 1, 2021. This tax shall be applicable until December 31, 2025.

Export Duties

The National Budget Law for fiscal year 2019 (Law No. 27,467, published in the Official Gazette on December 4, 2018) granted the Executive Branch, until December 31, 2020, the power to apply export duties on services rendered in Argentina that are effectively used or exploited abroad, with a rate of up to 30% of the value of those services.

Decree No. 1,201/18 provided that such services are subject to an export duty of 12% with a cap of $4 Argentine pesos for each dollar of the taxable value of the above-mentioned transaction.

Law No. 27,541 amended the foregoing and granted the Executive Branch, until December 31, 2021, the power to apply export duties on services rendered in Argentina that are effectively used or exploited abroad, with a rate of up to 5% of the value of those services. Decree No. 99/19 published on December 28, 2019 establishes, effective as from January 1, 2020, an export duty of 5% on the above-mentioned services.

From 2022, since the Decree was not extended, the aforementioned export rights are not in force.

Social Security

Law No. 27,430 gradually reduces the percentage of employers’ social security contributions paid by large companies from 21% to 19.5% by 2022. In addition, the law establishes an incremental amount of the non-taxable base that shall be restated for inflation annually in accordance with the consumer price index. However, Law No. 27,541 set the percentage of employers’ social security contributions paid by large companies at 20.4% and the non-taxable base at $7,003.68.

In addition, the National Budget Law for the year 2019 (Law No. 27,467) provides that entities that provide broadcast television or physical link and/or radio-electric link subscription television services, audio broadcasting, cable television signals, newspaper, magazine or periodical publishing companies or companies engaged in digital journalism, and the distributors of those publishing companies, may all allocate employer’s contributions on the payroll for the personnel engaged in such activities as a tax credit on VAT. These contributions must have been accrued in the fiscal period and effectively paid at the moment of submitting the VAT return. As provided above, where the salaries that give rise to the employer’s contributions which may be allocated as a tax credit on VAT are indistinctly related to other activities outside the scope of this benefit, they will be subject to the apportionment procedure.

VAT and Internal Taxes - Preliminary Injunction

On June 10, 2020, the Company brought a claim before the National Court of First Instance on Federal Administrative Matters No. 11 of the City of Buenos Aires to request a preliminary injunction ordering the suspension of the payment of VAT and Consumption Internal Taxes on all those services billed to the users that fall within the scope of Decree No. 311/20 (see Note 29 to these consolidated financial statements), and related regulations, until those bills have been effectively settled in whole or in part by the customers, provided those amounts have not been effectively paid to the National Tax Authority in order to avoid any distorting consequences arising from the intrinsic complexities of taxes settlement. On July 15, 2020, the National Court of First Instance on Federal Administrative Matters No. 11 of the City of Buenos Aires denied the request for the preliminary injunction filed by the Company, who filed an appeal before Chamber I of the Court of Appeals on Federal Administrative Matters against such decision. On December 23, 2020, said Court of Appeals revoked the first instance judgment and granted the preliminary injunction requested by the Company for 6 months or until the exceptional legal grounds that gave rise to the request for injunction have ceased, whichever occurs first.

As the preliminary injunction was granted to the Company on December 23, 2020 and the provisions of Decree No. 311/20 were in force until December 31, 2020, the Company did not apply the preliminary injunction provisions.

Provincial Taxes

Turnover Tax

This tax is levied on companies based in Argentina for the activities carried out in each province of the country. Rates differ depending on the jurisdiction where business is carried out and on the nature of such business (for example, sale of services or equipment).

Regarding this tax, on January 2, 2018, Law No. 27,429 - “Tax Consensus” was published in the Official Gazette. Such Law approves the Tax Consensus signed between the National Executive Branch and the representatives of the Provinces and the Autonomous City of Buenos Aires, which provides that the rates shall not exceed certain limits, among other issues. For the communications sector, the maximum rate effective for 2019 is 4% and 6.5% for mobile telephony. Cable television activities are exempt in some jurisdictions. However, on December 17, 2019, a new fiscal consensus was signed and approved by Law No. 27,542, published in the Official Gazette on February 12, 2020, whereby the gradual reduction of the rates provided under Law No. 27,429 was suspended until December 31, 2020. Likewise, on December 4, 2020 a new fiscal consensus was signed, which established again the suspension until December 31, 2021 of the gradual rates reduction provided by Law No. 27,429.

In this sense, on December 28, 2021, the National Government signed the 2022 Fiscal Consensus with the representatives of all the provinces, except for the Autonomous City of Buenos Aires. This new Consensus provides for the release of the obligations previously assumed on provincial tax matters that had been imposed under prior fiscal consensuses, and for the enforceability of only those obligations that had been fulfilled as of the date the 2022 consensus was signed.

Other Taxes and Charges

Since the beginning of 2001, telecommunication service companies have been required to make a SU contribution to fund SU requirements. For more information, see Note 2.d – Universal Service Regulation).

Audiovisual Communication Services Law No. 26,522 established a tax on audiovisual communication services. According to the law, the holders of those services must pay a tax proportional to the amount of gross revenues from the sale of traditional and non-traditional advertising, programs, signals, contents, subscriptions and any other item that arises from the exploitation. In the case of cable operators, the tax rate varies between 2% and 5% based on the number of inhabitants in the area where the service is rendered. In the case of licensees, permit holders, authorized entities and owners of the registered title of signals who are registered VAT payers and are also subject to the tax established by Law No. 26,522, 100% of the amounts effectively paid under the tax established by the new law may be creditable against VAT.

In addition, the Company pays for copyrights to several institutions such as AADI-CAPIF, SADAIC, ARGENTORES. Those rights are calculated on similar bases as those indicated in the previous paragraph and the rates range between 0.1% and 1%.

p)   Provisions

The Company records provisions when it has a present, legal or constructive obligation, to a third party, as a result of a past event, when it is probable that an outflow of resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value of money is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, considering the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as finance expenses. For more information, see Note 19 to these consolidated financial statements.

Provisions also include the expected costs of dismantling assets and restoring the corresponding site if a legal or constructive obligation exists. The accounting estimates for dismantling costs, including discount rates, and the dates on which such costs are expected to be incurred are reviewed annually, at each financial year-end.

q)   Dividends

Dividends payable are reported as a change in equity in the year in which they are approved by the Shareholders’ Meeting.

For non-cash assets dividends, dividends payable must be valued at the fair value of the assets to be delivered.

r)   Debt Financial Costs and Other Financial Results, net

Debt Financial costs and Other financial results, net, are recorded as incurred and may include:

●	Interest accrued on the related financial assets and liabilities using the effective interest rate method;
●	Financial discounts on assets and debt;
●	Changes in fair value of derivatives and other financial instruments measured at fair value through profit or loss;
●	Results from Notes and bonds;
●	Risk of doubtful government bonds results;
●	Financial debt renegotiation results;
●	Gains and losses on foreign exchange and financial instruments;
●	Interest on provisions;
●	Financial expenses on pension benefits;
●	Bank taxes and related expenses; and
●	RECPAM.

s)   Acquisition of Treasury Shares

In connection with the Treasury Shares Acquisition Process the guidance set forth in IAS 32 must by applied, which provides, consistently with the CNV Regulations, that any instruments of its own equity acquired by the Company must be recorded at the acquisition cost and must be deducted from Equity under the caption “Treasury shares acquisition cost”. No profit or loss resulting from holding such instruments of own equity shall be recognized in the income statement.

t)   Merger Surplus

Due to the merger between Telecom Argentina (surviving entity and accounting acquired) and Cablevisión (absorbed entity), a merger surplus was generated, which mainly reflects the difference between the fair value of the consideration transferred and the book value of the equity of Telecom Argentina as of the effective date of the merger, which took place on January 1st, 2018.

u)   Net Earnings per Share

Basic earnings per share are calculated by dividing the net income (loss) attributable to owners of the Parent by the weighted average number of ordinary shares outstanding during the year. On the other hand, diluted earnings per share is computed by dividing the net income (loss) for the year by the weighted average number of common shares issued and dilutive potential common shares at the closing of the year. Since the Company has no dilutive potential common stock outstanding, diluted earnings per share and basic earnings per share are the same.

For the years ended December 31, 2021 and 2020 the weighted average number of shares outstanding amounted to 2,153,688,011.

v)   Use of Estimates

The preparation of consolidated financial statements and related disclosures in conformity with IFRS requires the Company’s Management to make estimates and assumptions based also on subjective judgments, experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate.

Such estimates have an effect on the measurement of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements as well as the measurement of revenues and costs during the year. Actual results could differ, even significantly, from those estimates because of possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The most important accounting estimates which require significant subjectivity, that could affect the valuation of assets and liabilities, are addressed below:

v.1)   Recoverability of Goodwill

As indicated in section l) of this Note, the Company monitors goodwill assigned to the cash generating unit (CGU) of Argentina and determines its recoverable value using the higher value between its fair value less costs of disposal and its value in use. The table below shows the book value of fixed assets allocated to the Argentina CGU subject to the impairment testing:

CGU of Argentina	Goodwill	PP&E	Intangible Assets	Right of use assets	Total
Balances as of December 31, 2021	378,863	430,028	134,644	31,277	974,812
Balances as of December 31, 2020	379,022	458,536	146,889	24,893	1,009,340

For fiscal year 2021, the recoverable value of the CGU of Argentina, which includes goodwill, amounted to $995,945 million and was determined using the fair value less the costs of disposal.

In order to calculate such value, the Company's Management has considered the market capitalization value based on an average share market price of $214.52 (calculated based on market prices in BYMA weighed by the volume of the transactions corresponding to the three-month period prior to year-end, which qualifies as level 2 of fair value hierarchy in accordance with IFRS 13).

In order to determine the fair value of the CGU of Argentina, the above-mentioned market capitalization value was adjusted by (i) the estimated fair value of other CGUs; (ii) the effect of the net liabilities not subject to this impairment test, calculated at their estimated fair value; (iii) the effect of a 28.6% control premium (determined by the Company with the assistance of independent advisors, using the values observed in the transaction for the period May 2015 to June 2021 for the ICT services industry); and (iv) estimated disposal costs for an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU. Therefore, it qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

The Company’s Management has used this valuation method because the share market price is volatile and subject to wide fluctuations, mainly due to the difficult macroeconomic environment in general- which began to recover slightly without being able to recover pre-pandemic levels - and the political conditions prevailing in Argentina, which were intensified during the year 2021, together with high inflation rates and fluctuations in the foreign exchange rate. In addition, the Argentine stock market is limited, highly concentrated and with low liquidity, which contributes to the aforementioned high volatility on the share price. Additionally, as of December 31, 2021, the National Government was in full negotiations with the IMF to renegotiate the capital maturities of the sovereign debt and only at the end of January 2022 the parties reached an understanding on key policies such as part of their discussions about a new program. This uncertain scenario had a negative impact on the Argentine economy in general and on the stock market in particular as of December 31, 2021.

As a result of the calculation mentioned above, the fair value less the costs of disposal exceed the carrying amount of the CGU of Argentina by approximately 2.2%.

The Company has considered the following sensitivity analysis of the recoverability test, evaluating reasonably possible changes in the key assumptions:

a)	considering a decrease of 3.5% of Telecom average share price, and keeping the rest of the assumptions stable, the fair value less disposal costs would equalize the Book Value of the CGU;
b)	considering any change on the interest rate or the market price of our debts that decrease the fair value of the net liabilities in 5.2%, and keeping the rest of the assumptions stable, the fair value less disposal costs would equalize the Book Value of the CGU;
c)	considering a decrease of 4.5 percentage points in the control premium, and keeping the rest of the assumptions stable, the fair value less disposal costs would equalize the Book Value of the CGU.

For fiscal year 2020, the recoverable value of the Argentinian CGU, which includes goodwill, was determined using fair value less costs of disposal. As of December 31, 2020, the capitalization value of the Company was based on the share price of $196.65 (the source of the share price is BYMA 12/30/2020, level 1 in the fair value hierarchy in accordance with IFRS 13).

To determine the fair value of the Argentinean CGU, the capitalization value was adjusted for (i) the estimated fair value of other CGUs, (ii) the effect of the net liabilities not subject to this impairment test at their estimated fair value, and (iii) estimated disposal costs in an orderly transaction, which include costs such as legal and advisory fees that could be directly associated with the sale of the CGU. Therefore, it qualifies as level 2 of fair value hierarchy in accordance with IFRS 13.

As a result of the initial above-mentioned calculation, fair value less cost of disposal, calculated as of the filing date of December 2020 Financial Statements, exceeds book value of the CGU of Argentina by approximately 4%. Consequently, management did not perform for that year the adjustments related to the incorporation of the effect of a control premium over the share market price, which would have increased even more the margin between the fair value and the book value of the CGU of Argentina.

The Company has considered the following sensitivity analysis of the recoverability test evaluating reasonably possible changes in the key assumptions: considering a decrease of 6.3% of Telecom share price and keeping the rest of the assumptions stable, the fair value less disposal costs would equalize the Book Value of the CGU.

For the years presented in these consolidated financial statements, the test results were satisfactory. Therefore, no recoverability problems were observed and, accordingly, no impairment has been recorded for the assets detailed above, except for those specifically identified in Note 3.l) to this Note.

v.2)   Useful lives and residual value (non-amortizable) of PP&E and Intangible assets

PP&E and intangible assets with definite useful lives are depreciated or amortized on a straight-line basis over their estimated useful lives. The determination of the depreciable amount of the assets and their useful lives involves significant judgment. The Company periodically reviews, at least at each financial year-end, the estimated useful lives and the residual value of its PP&E and amortizable intangible assets.

v.3)   Income Tax recoverability assessment of deferred tax assets and other tax receivables

Income taxes (current and deferred) are calculated in Telecom and its subsidiaries according to a reasonable interpretation of the tax laws in effect in each jurisdiction where the companies operate. The recoverability assessment of deferred tax assets sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets takes into account the estimate of future taxable income based on the Company’s projections and on conservative tax planning.

On the other hand, the recoverability assessment of the tax receivable related to the actions of recourse filed by the Company in connection with income tax inflation adjustment (Note 15 to these consolidated financial statements), is based on the existing legal arguments and future behavior of Tax Courts and the National Tax Authority in revising the claims filed by the Company.

For the measurement of deferred tax, the fiscal year of future reversals of temporary differences that originate deferred asset/liability has been estimated applying the income tax rate of each reversal period. The actual moment of the future taxable revenues and deductions may differ from those estimated, and may produce an impact on future income.

v.4)   Provisions

●	Provisions for lawsuits and other contingencies: The Company is subject to proceedings, lawsuits and other claims related to labor, civil, tax, regulatory and commercial. In order to determine the proper level of provisions, Management assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. Internal and external legal counsels are consulted on these matters. A determination of the amount of provisions required, if any, is made after analysis of each individual issue. The determination of the required provisions may change in the future due to new developments in each matter, changes in jurisprudential precedents and court decisions or changes in its method of resolving such matters, such as changes in settlement strategy.
●	Allowance for Bad Debts: The recoverability of trade receivables is measured by considering the aging of the accounts receivable balances, un-subscription of customers, historical write-offs, public sector and corporate customer creditworthiness and changes in the customer payment terms, as well as the estimates regarding future performance, assessing the expected credit loss in accordance with IFRS 9. If the financial condition of the customers were to deteriorate, the actual write-offs could be different from expected.

In the absence of an accounting Standard or Interpretation that specifically applies to a particular transaction, the Company’s Management considers the IFRS framework and valuation techniques generally applied in the telecommunication industry and uses its judgment to evaluate the accounting methods to adopt in order to provide financial statements that faithfully represent the financial position, the results of operations and the cash flows of Telecom and its subsidiaries, reflect the economic substance of the transactions, are neutral, are prepared on a prudent basis and are complete in all aspects.

w)   New Standards and Interpretations issued by the IASB

a.New Standards and Interpretations issued by the IASB applied by the Company

The Company has applied the following new standards and amendments for the first time from January 1, 2021:

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest rate benchmark reform (Phase II)	January 1, 2021

The application of the detailed amendment did not generate any impact on the results of operations or the financial situation of the Company.

b.New Standards and Interpretations issued by the IASB not in force

As of the date to prepare these consolidated financial statements, the Company has not applied the following new standards and amendments to the existing ones which application is mandatory for periods beginning after December 31, 2021.

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 37	Onerous contracts – Cost of fulfilling a contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16	Property, plant and equipment – Proceeds before intended use	January 1, 2022
Amendments to IFRS 9 and IFRS 16	Annual Improvements – 2018 to 2020 Cycle	January 1, 2022
Amendments to IAS 1	Classification of liabilities as current or non-current	January 1, 2023
Amendments to IAS 1	Information relating to material accounting policies	January 1, 2023
Amendments to IAS 8	Definition of accounting estimate	January 1, 2023
Amendments to IAS 12	Deferred tax – recognition of assets and liabilities arising from a single transaction	January 1, 2023

Although Management is analyzing the potential impacts of such standards, and according to the preliminary analysis performed, the mentioned standards will have no significant impact in the Company’s consolidated financial statements.